Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Funds Income Portfolio SM
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund’s investment objective is to provide current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and, secondarily, long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 56 of the prospectus and on page 76 of the fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-12-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was less than 1% of the average value of its portfolio or there was no turnover.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will attempt to achieve its investment objective by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds will typically seek to generate income from their investments and may include growth-and-income, equity-income, balanced and bond funds.

Through its investments in the underlying funds, the fund will have significant exposure to dividend-paying stocks. The fund will seek exposure to issuers domiciled outside the United States, including those domiciled in emerging markets. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking current income and long-term growth of capital.

With respect to its fixed-income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities. The fund may invest in underlying funds with significant exposure to bonds rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its objective of providing current income.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing current income and, secondarily, long-term growth of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. Consideration is also given to, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund’s investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as “junk bonds.”

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in U.S. government securities — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the underlying fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid slower than expected, the time in which the securities are paid off could be extended. This may reduce the fund’s cash for potential reinvestment in higher yielding securities.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the fund began investment operations on May 18, 2012, information regarding investment results for a full calendar year is not available as of the date of this prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund began investment operations on May 18, 2012, information regarding investment results for a full calendar year is not available as of the date of this prospectus.
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.78%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.68%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	640
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	800
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	974
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,477
Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.55%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	648
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	880
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,035
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,629
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	148
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	480
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	835
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,629
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.13%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.53%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	246
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	474
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	825
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,815
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	146
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	474
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	825
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,815
Class F-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	440
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	992
Class F-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.55%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	166
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	297
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	680
Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.21%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.75%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	667
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	861
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,068
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,659
Class 529-B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.64%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	676
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	946
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,139
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,825
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	176
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	546
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	939
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,825
Class 529-C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.63%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	275
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	543
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	934
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,024
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	175
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	543
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	934
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,024
Class 529-E
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.10%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	379
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	654
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,434
Class 529-F-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.63%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	231
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	400
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	882
Class R-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.13%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.53%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	474
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	825
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,815
Class R-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.45%	[3]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.60%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.50%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated based on current fees.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	495
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	861
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,892
Class R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	602
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,343
Class R-4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.10%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.75%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	230
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	407
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	921
Class R-5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.49%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	147
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	264
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	606
Class R-6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.43%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	34
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	128
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	231
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 532

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least December 31, 2014. The waiver may only be modified or terminated with the approval of the fund's board.
[3]	Estimated based on current fees.